PSF PGIM HIGH YIELD BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 98.4%
Asset-Backed Securities — 0.9%
Collateralized Loan Obligations
BlueMountain CLO Ltd. (Cayman Islands),
Series 2018-22A, Class A1, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)
6.643%(c)	07/15/31	1,868	$1,868,535
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.302% (Cap N/A, Floor 0.000%)
6.584%(c)	04/20/31	1,945	1,945,467
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.743%(c)	01/15/31	1,195	1,197,717

Total Asset-Backed Securities (cost $4,929,839)			5,011,719
Corporate Bonds — 85.7%
Advertising — 0.4%
Clear Channel Outdoor Holdings, Inc.,
Sr. Sec’d. Notes, 144A
5.125%	08/15/27(a)	750	737,295
9.000%	09/15/28	325	345,518
CMG Media Corp.,
Gtd. Notes, 144A (original cost $1,673,344; purchased 12/12/19 - 11/21/22)(f)
8.875%	12/15/27	1,725	1,023,878
			2,106,691
Aerospace & Defense — 2.4%
Boeing Co. (The),
Sr. Unsec’d. Notes
5.805%	05/01/50	1,165	1,125,575
5.930%	05/01/60	725	695,849
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28	1,115	1,122,593
7.000%	06/01/32	395	411,985
7.125%	06/15/26	863	875,686
7.250%	07/01/31	400	421,812
7.500%	02/01/29(a)	1,300	1,371,994
7.875%	04/15/27	2,675	2,678,344
8.750%	11/15/30	860	941,700
TransDigm, Inc.,
Gtd. Notes
4.625%	01/15/29	400	386,657
5.500%	11/15/27	775	772,398
Sr. Sec’d. Notes, 144A
6.000%	01/15/33	805	816,411
6.375%	03/01/29	990	1,021,063
6.625%	03/01/32	750	781,688
			13,423,755
Agriculture — 0.3%
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	1,425	1,445,731
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines — 0.9%
American Airlines, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	02/15/28(a)	300	$306,999
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.500%	04/20/26	73	72,716
5.750%	04/20/29(a)	1,125	1,119,544
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	640	630,358
4.625%	04/15/29(a)	440	425,123
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland),
Sr. Unsec’d. Notes, 144A
6.375%	02/01/30	650	555,750
7.875%	05/01/27	1,265	1,230,212
9.500%	06/01/28	595	581,613
			4,922,315
Apparel — 0.4%
Kontoor Brands, Inc.,
Gtd. Notes, 144A
4.125%	11/15/29	500	472,886
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29	2,000	1,765,041
			2,237,927
Auto Manufacturers — 0.7%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	100	82,865
7.400%	11/01/46	275	307,801
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.375%	11/13/25	800	784,589
Jaguar Land Rover Automotive PLC (United Kingdom),
Gtd. Notes, 144A
7.750%	10/15/25	750	747,653
JB Poindexter & Co., Inc.,
Sr. Unsec’d. Notes, 144A
8.750%	12/15/31	560	592,929
PM General Purchaser LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/01/28	1,475	1,501,366
			4,017,203
Auto Parts & Equipment — 1.6%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A
4.875%	08/15/26	1,225	1,208,916
Sr. Sec’d. Notes, 144A
7.000%	04/15/28	350	360,500
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.250%	03/15/26	227	226,946
6.500%	04/01/27(a)	625	627,068
A1

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A
5.750%	04/15/25(a)	237	$236,412
Dana, Inc.,
Sr. Unsec’d. Notes
4.250%	09/01/30(a)	475	425,922
4.500%	02/15/32	25	22,165
5.375%	11/15/27(a)	175	173,833
5.625%	06/15/28	475	466,125
Garrett Motion Holdings, Inc./Garrett LX I Sarl,
Gtd. Notes, 144A
7.750%	05/31/32	930	952,434
Phinia, Inc.,
Gtd. Notes, 144A
6.625%	10/15/32	255	256,934
Sr. Sec’d. Notes, 144A
6.750%	04/15/29	300	310,247
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28	2,875	2,656,465
Titan International, Inc.,
Sr. Sec’d. Notes
7.000%	04/30/28	975	969,328
			8,893,295
Banks — 0.8%
Citigroup, Inc.,
Jr. Sub. Notes, Series X
3.875%(ff)	02/18/26(oo)	1,125	1,088,112
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
6.625%	01/15/27	750	751,579
7.625%	05/01/26	925	934,024
12.000%	10/01/28	100	109,311
12.250%	10/01/30	350	392,080
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32(a)	975	868,327
Wells Fargo & Co.,
Jr. Sub. Notes
6.850%(ff)	09/15/29(oo)	270	281,845
			4,425,278
Building Materials — 1.7%
Builders FirstSource, Inc.,
Gtd. Notes, 144A
5.000%	03/01/30	165	161,928
Camelot Return Merger Sub, Inc.,
Sr. Sec’d. Notes, 144A
8.750%	08/01/28	550	556,958
Cornerstone Building Brands, Inc.,
Gtd. Notes, 144A
6.125%	01/15/29	875	773,999
Eco Material Technologies, Inc.,
Sr. Sec’d. Notes, 144A
7.875%	01/31/27	1,030	1,040,636
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	07/15/31	275	$286,939
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28	425	419,167
Knife River Corp.,
Sr. Unsec’d. Notes, 144A
7.750%	05/01/31	150	159,685
Masterbrand, Inc.,
Gtd. Notes, 144A
7.000%	07/15/32	250	262,439
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC,
Sr. Sec’d. Notes, 144A
6.750%	04/01/32	262	271,590
MIWD Holdco II LLC/MIWD Finance Corp.,
Gtd. Notes, 144A
5.500%	02/01/30	710	691,318
Owens Corning,
Sr. Unsec’d. Notes
3.500%	02/15/30	275	261,246
Smyrna Ready Mix Concrete LLC,
Sr. Sec’d. Notes, 144A
6.000%	11/01/28	1,198	1,204,461
8.875%	11/15/31	505	544,856
Standard Building Solutions, Inc.,
Sr. Unsec’d. Notes, 144A
6.500%	08/15/32	265	274,983
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	01/15/31	400	356,588
4.375%	07/15/30(a)	975	921,594
4.750%	01/15/28	525	514,231
5.000%	02/15/27	890	883,438
			9,586,056
Chemicals — 1.2%
Ashland, Inc.,
Sr. Unsec’d. Notes
6.875%	05/15/43	1,705	1,828,879
ASP Unifrax Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 5.850% and PIK 1.250% or Cash coupon 7.100%
7.100%	09/30/29	401	225,331
Avient Corp.,
Sr. Unsec’d. Notes, 144A
6.250%	11/01/31	205	210,191
Cornerstone Chemical Co. LLC,
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% and PIK 10.000%
15.000%	12/06/28^	497	472,340
Sr. Sec’d. Notes, 144A
15.000%	12/06/28	79	74,450
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A
4.250%	10/01/28	500	477,232
7.250%	06/15/31(a)	395	411,067

A2

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
9.750%	11/15/28	825	$881,028
Sr. Unsec’d. Notes, 144A
6.250%	10/01/29	200	193,518
SK Invictus Intermediate II Sarl,
Sr. Sec’d. Notes, 144A
5.000%	10/30/29	665	635,906
SNF Group SACA (France),
Sr. Unsec’d. Notes, 144A
3.375%	03/15/30(a)	425	382,304
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
13.000%	12/16/27	678	688,556
Tronox, Inc.,
Gtd. Notes, 144A
4.625%	03/15/29	420	392,079
WR Grace Holdings LLC,
Sr. Sec’d. Notes, 144A
7.375%	03/01/31	150	157,053
			7,029,934
Coal — 0.3%
Conuma Resources Ltd. (Canada),
Sr. Sec’d. Notes, 144A
13.125%	05/01/28	616	630,630
Coronado Finance Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
9.250%	10/01/29	560	575,400
10.750%	05/15/26	323	335,113
			1,541,143
Commercial Services — 4.0%
Adtalem Global Education, Inc.,
Sr. Sec’d. Notes, 144A
5.500%	03/01/28	390	386,199
Allied Universal Holdco LLC,
Sr. Sec’d. Notes, 144A
7.875%	02/15/31	1,175	1,201,046
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29	1,625	1,448,881
9.750%	07/15/27	2,200	2,203,677
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28	1,060	994,174
4.625%	06/01/28	1,065	995,775
Alta Equipment Group, Inc.,
Sec’d. Notes, 144A
9.000%	06/01/29	670	600,020
AMN Healthcare, Inc.,
Gtd. Notes, 144A
4.000%	04/15/29(a)	1,200	1,122,454
4.625%	10/01/27	575	562,575
APi Group DE, Inc.,
Gtd. Notes, 144A
4.750%	10/15/29	250	239,713
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A
4.750%	04/01/28(a)	550	$516,598
5.750%	07/15/27	220	218,937
5.750%	07/15/27(a)	575	569,425
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31	400	429,086
Brink’s Co. (The),
Gtd. Notes, 144A
6.500%	06/15/29	125	129,489
Herc Holdings, Inc.,
Gtd. Notes, 144A
6.625%	06/15/29(a)	380	393,734
Hertz Corp. (The),
Gtd. Notes, 144A
4.625%	12/01/26	300	236,289
5.000%	12/01/29	350	231,477
Mavis Tire Express Services Topco Corp.,
Sr. Unsec’d. Notes, 144A
6.500%	05/15/29	2,850	2,738,255
NESCO Holdings II, Inc.,
Sec’d. Notes, 144A
5.500%	04/15/29(a)	975	898,442
Service Corp. International,
Sr. Unsec’d. Notes
3.375%	08/15/30	625	566,005
5.750%	10/15/32	425	427,747
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.,
Gtd. Notes, 144A
6.750%	08/15/32	330	344,818
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32(a)	450	410,654
4.000%	07/15/30	100	94,484
4.875%	01/15/28(a)	3,500	3,477,351
Valvoline, Inc.,
Sr. Unsec’d. Notes, 144A
3.625%	06/15/31	250	223,542
VT Topco, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	08/15/30	325	347,036
Williams Scotsman, Inc.,
Sr. Sec’d. Notes, 144A
6.625%	06/15/29	235	242,104
			22,249,987
Computers — 1.0%
Amentum Escrow Corp.,
Sr. Unsec’d. Notes, 144A
7.250%	08/01/32	340	354,764
CA Magnum Holdings (India),
Sr. Sec’d. Notes, 144A
5.375%	10/31/26(a)	200	197,178

A3

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers (cont’d.)
Fortress Intermediate 3, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	06/01/31	555	$585,847
Gartner, Inc.,
Gtd. Notes, 144A
3.625%	06/15/29(a)	325	310,401
3.750%	10/01/30	225	211,414
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30	2,135	2,083,133
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29	1,155	1,271,559
NCR Voyix Corp.,
Gtd. Notes, 144A
5.000%	10/01/28	125	122,645
5.125%	04/15/29	324	316,904
			5,453,845
Cosmetics/Personal Care — 0.1%
Perrigo Finance Unlimited Co.,
Gtd. Notes
6.125%	09/30/32(a)	525	528,045
Distribution/Wholesale — 0.6%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28	2,100	1,970,584
Ritchie Bros Holdings, Inc. (Canada),
Gtd. Notes, 144A
7.750%	03/15/31	350	371,770
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	150	154,725
Velocity Vehicle Group LLC,
Sr. Unsec’d. Notes, 144A
8.000%	06/01/29	175	182,153
Windsor Holdings III LLC,
Sr. Sec’d. Notes, 144A
8.500%	06/15/30	700	749,146
			3,428,378
Diversified Financial Services — 4.0%
Bread Financial Holdings, Inc.,
Gtd. Notes, 144A
9.750%	03/15/29	1,150	1,215,964
Encore Capital Group, Inc.,
Sr. Sec’d. Notes, 144A
8.500%	05/15/30	250	263,445
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
9.125%	05/15/31	495	508,412
9.250%	02/01/29	310	322,487
GGAM Finance Ltd. (Ireland),
Gtd. Notes, 144A
6.875%	04/15/29	150	156,310
8.000%	02/15/27	400	416,376
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Sr. Unsec’d. Notes, 144A
5.875%	03/15/30	290	$290,380
8.000%	06/15/28	400	427,360
goeasy Ltd. (Canada),
Gtd. Notes, 144A
4.375%	05/01/26	400	393,000
9.250%	12/01/28	55	59,359
Sr. Unsec’d. Notes, 144A
7.625%	07/01/29	310	321,044
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
3.625%	09/01/28	1,165	1,140,758
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
Sr. Unsec’d. Notes, 144A
5.000%	08/15/28	650	618,559
LD Holdings Group LLC,
Gtd. Notes, 144A
6.125%	04/01/28	500	441,173
LFS Topco LLC,
Gtd. Notes, 144A
5.875%	10/15/26	375	352,576
Macquarie Airfinance Holdings Ltd. (United Kingdom),
Sr. Unsec’d. Notes, 144A
6.400%	03/26/29	175	182,616
6.500%	03/26/31	455	481,690
8.125%	03/30/29	825	874,731
8.375%	05/01/28	75	78,886
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.125%	12/15/30	1,725	1,654,495
5.500%	08/15/28	175	173,374
5.750%	11/15/31	1,320	1,293,340
6.000%	01/15/27	510	509,936
6.500%	08/01/29	345	351,004
Navient Corp.,
Sr. Unsec’d. Notes
4.875%	03/15/28	125	120,860
5.500%	03/15/29(a)	700	679,112
6.750%	06/25/25	375	377,409
9.375%	07/25/30(a)	275	305,096
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28	975	904,312
4.000%	09/15/30(a)	425	378,366
6.625%	01/15/28	75	76,403
7.125%	03/15/26	2,250	2,298,656
7.125%	11/15/31	265	268,287
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
4.250%	02/15/29	575	548,875
5.375%	10/15/25	1,200	1,198,715
5.750%	09/15/31(a)	350	343,035
7.125%	11/15/30	345	357,463
7.875%	12/15/29	100	106,572

A4

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
PRA Group, Inc.,
Gtd. Notes, 144A
8.875%	01/31/30(a)	320	$333,057
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A
3.875%	03/01/31	925	852,006
4.000%	10/15/33	750	673,780
			22,349,279
Electric — 4.4%
Alpha Generation LLC,
Sr. Unsec’d. Notes, 144A
6.750%	10/15/32	235	238,513
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	2,732	2,638,467
5.000%	02/01/31	1,750	1,694,793
5.125%	03/15/28	4,900	4,828,664
Keystone Power Pass-Through Holders LLC/Conemaugh Power Pass-Through Holders,
Sub. Notes, 144A, Cash coupon 1.000% or PIK 12.000%
13.000%	06/01/28	285	239,789
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28	750	755,499
6.625%	01/15/27	442	442,145
Gtd. Notes, 144A
3.375%	02/15/29	300	279,733
3.625%	02/15/31	950	861,365
3.875%	02/15/32(a)	1,275	1,162,134
5.250%	06/15/29	625	622,947
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)	925	1,042,819
PG&E Corp.,
Sr. Sec’d. Notes
5.250%	07/01/30	555	551,716
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)	1,675	1,711,030
8.000%(ff)	10/15/26(oo)	875	915,005
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)	725	778,691
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29	1,200	1,161,914
5.000%	07/31/27	1,565	1,554,980
5.500%	09/01/26	1,050	1,050,156
5.625%	02/15/27	1,708	1,705,802
6.875%	04/15/32	405	426,350
			24,662,512
Electrical Components & Equipment — 0.5%
Energizer Holdings, Inc.,
Gtd. Notes, 144A
4.375%	03/31/29	750	710,395
4.750%	06/15/28	225	218,557
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electrical Components & Equipment (cont’d.)
EnerSys,
Gtd. Notes, 144A
6.625%	01/15/32	140	$144,955
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29(a)	390	403,049
6.625%	03/15/32(a)	295	307,137
7.250%	06/15/28(a)	785	803,714
			2,587,807
Engineering & Construction — 0.1%
Brand Industrial Services, Inc.,
Sr. Sec’d. Notes, 144A
10.375%	08/01/30	300	321,081
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29	410	381,957
			703,038
Entertainment — 2.7%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)	2,100	1,998,376
Sr. Sec’d. Notes, 144A
6.500%	02/15/32	1,045	1,080,859
7.000%	02/15/30	1,800	1,880,781
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26	450	450,216
Churchill Downs, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/01/30	500	500,616
Cinemark USA, Inc.,
Gtd. Notes, 144A
7.000%	08/01/32(a)	250	261,199
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
5.250%	01/15/29(a)	475	471,224
6.250%	01/15/27	450	459,585
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29	1,050	1,020,467
6.750%	02/15/29	400	382,077
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
4.875%	05/01/29	1,075	1,030,525
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
4.125%	07/01/29(a)	275	250,519
5.625%	01/15/27(a)	1,775	1,757,056
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31	925	631,442
Scientific Games Holdings LP/Scientific Games US FinCo, Inc.,
Sr. Unsec’d. Notes, 144A
6.625%	03/01/30	800	794,328

A5

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
5.125%	10/01/29(a)	1,020	$1,007,407
7.125%	02/15/31(a)	565	611,587
Sr. Unsec’d. Notes, 144A
6.250%	03/15/33(a)	425	430,738
			15,019,002
Environmental Control — 0.6%
GFL Environmental, Inc.,
Gtd. Notes, 144A
4.000%	08/01/28	175	167,563
4.375%	08/15/29(a)	1,000	955,000
4.750%	06/15/29	225	218,812
Sr. Sec’d. Notes, 144A
6.750%	01/15/31(a)	480	502,200
Reworld Holding Corp.,
Gtd. Notes
5.000%	09/01/30	550	516,407
Gtd. Notes, 144A
4.875%	12/01/29(a)	765	720,235
Wrangler Holdco Corp. (Canada),
Gtd. Notes, 144A
6.625%	04/01/32	165	171,188
			3,251,405
Foods — 1.6%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29	725	675,566
B&G Foods, Inc.,
Gtd. Notes
5.250%	04/01/25	601	600,213
5.250%	09/15/27	2,210	2,120,493
Sr. Sec’d. Notes, 144A
8.000%	09/15/28	845	883,668
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.375%	01/31/32	500	463,636
Pilgrim’s Pride Corp.,
Gtd. Notes
3.500%	03/01/32	300	266,487
4.250%	04/15/31	650	617,588
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30(a)	1,535	1,468,160
5.500%	12/15/29	325	322,680
6.375%	03/01/33	350	355,843
Sr. Sec’d. Notes, 144A
6.250%	02/15/32	240	247,236
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31	675	631,062
6.250%	10/15/34	415	418,274
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
US Foods, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	04/15/33	200	$200,247
			9,271,153
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.500%	05/20/25	168	167,412
5.750%	05/20/27	330	323,951
5.875%	08/20/26	493	491,003
			982,366
Healthcare-Products — 0.9%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	5,475	5,183,249
Healthcare-Services — 3.8%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31	2,875	2,590,353
4.625%	06/01/30	3,250	3,093,197
6.875%	09/01/32	625	645,720
HCA, Inc.,
Gtd. Notes
7.050%	12/01/27	1,750	1,899,368
7.500%	11/06/33	650	750,527
Gtd. Notes, MTN
7.750%	07/15/36	400	474,209
Legacy LifePoint Health LLC,
Sr. Sec’d. Notes, 144A
4.375%	02/15/27	525	514,773
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29	2,575	2,424,925
MPH Acquisition Holdings LLC,
Sr. Sec’d. Notes, 144A
5.500%	09/01/28	1,675	1,208,318
Prime Healthcare Services, Inc.,
Sr. Sec’d. Notes, 144A
9.375%	09/01/29	210	216,409
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29(a)	2,050	1,978,410
4.375%	01/15/30	2,900	2,783,823
Sr. Unsec’d. Notes
6.875%	11/15/31	2,350	2,572,370
			21,152,402
Home Builders — 4.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29	900	864,867
4.625%	04/01/30	800	768,387

A6

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Home Builders (cont’d.)
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27	1,300	$1,299,278
7.250%	10/15/29(a)	1,775	1,823,337
Sr. Unsec’d. Notes, 144A
7.500%	03/15/31	465	483,116
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30	1,625	1,529,206
6.250%	09/15/27	625	623,944
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29	900	855,000
Empire Communities Corp. (Canada),
Sr. Unsec’d. Notes, 144A
9.750%	05/01/29	575	612,375
Forestar Group, Inc.,
Gtd. Notes, 144A
3.850%	05/15/26	350	342,444
5.000%	03/01/28	1,300	1,268,690
KB Home,
Gtd. Notes
4.000%	06/15/31	425	393,904
4.800%	11/15/29	1,500	1,484,785
7.250%	07/15/30	250	260,827
Landsea Homes Corp.,
Sr. Unsec’d. Notes, 144A
8.875%	04/01/29	935	986,161
M/I Homes, Inc.,
Gtd. Notes
3.950%	02/15/30	325	303,382
4.950%	02/01/28	450	442,283
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)	1,625	1,547,812
5.250%	12/15/27	1,000	990,400
New Home Co., Inc. (The),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/29	430	453,110
Shea Homes LP/Shea Homes Funding Corp.,
Sr. Unsec’d. Notes
4.750%	02/15/28	1,075	1,055,175
4.750%	04/01/29(a)	700	678,806
STL Holding Co. LLC,
Sr. Unsec’d. Notes, 144A
8.750%	02/15/29	480	511,466
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	1,000	1,021,125
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30	1,367	1,360,466
Tri Pointe Homes, Inc.,
Gtd. Notes
5.700%	06/15/28(a)	1,090	1,109,962
			23,070,308
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Household Products/Wares — 0.5%
ACCO Brands Corp.,
Gtd. Notes, 144A
4.250%	03/15/29(a)	1,475	$1,381,596
Kronos Acquisition Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
8.250%	06/30/31	505	506,894
Sr. Unsec’d. Notes, 144A
10.750%	06/30/32	980	923,650
			2,812,140
Housewares — 0.7%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31	1,950	1,789,789
4.375%	02/01/32	975	902,562
SWF Holdings I Corp.,
Sr. Unsec’d. Notes, 144A (original cost $1,808,625; purchased 09/17/21 - 04/07/22)(f)
6.500%	10/01/29	1,900	1,212,251
			3,904,602
Insurance — 0.9%
Acrisure LLC/Acrisure Finance, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	11/06/30	620	638,528
Sr. Unsec’d. Notes, 144A
6.000%	08/01/29	450	434,067
8.250%	02/01/29	1,635	1,687,489
8.500%	06/15/29	350	365,950
AmWINS Group, Inc.,
Sr. Unsec’d. Notes, 144A
4.875%	06/30/29	900	863,901
AssuredPartners, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/29	585	563,723
BroadStreet Partners, Inc.,
Sr. Unsec’d. Notes, 144A
5.875%	04/15/29	725	693,310
			5,246,968
Internet — 0.6%
Cablevision Lightpath LLC,
Sr. Sec’d. Notes, 144A
3.875%	09/15/27	1,325	1,259,913
Sr. Unsec’d. Notes, 144A
5.625%	09/15/28	820	769,634
Gen Digital, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	04/15/25	1,150	1,144,481
Go Daddy Operating Co. LLC/GD Finance Co., Inc.,
Gtd. Notes, 144A
3.500%	03/01/29	400	375,448
			3,549,476

A7

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Iron/Steel — 0.5%
ATI, Inc.,
Sr. Unsec’d. Notes
7.250%	08/15/30(a)	295	$314,346
Big River Steel LLC/BRS Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	01/31/29	863	874,314
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.750%	04/15/30	795	808,382
7.000%	03/15/32(a)	455	460,064
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A
9.250%	10/01/28(a)	625	665,625
			3,122,731
Leisure Time — 4.0%
Amer Sports Co. (Finland),
Sr. Sec’d. Notes, 144A
6.750%	02/16/31	1,290	1,323,437
Carnival Corp.,
Gtd. Notes, 144A
5.750%	03/01/27	3,250	3,283,800
6.000%	05/01/29(a)	900	911,250
Sr. Sec’d. Notes, 144A
4.000%	08/01/28	1,525	1,468,087
Lindblad Expeditions Holdings, Inc.,
Sr. Sec’d. Notes, 144A
9.000%	05/15/28	1,050	1,099,698
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A
6.750%	02/15/27(a)	300	301,843
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26	1,450	1,450,000
Sr. Sec’d. Notes, 144A
5.875%	02/15/27	125	124,953
8.125%	01/15/29	400	427,000
8.375%	02/01/28	600	628,368
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30	365	364,544
7.750%	02/15/29	1,425	1,522,712
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28	1,450	1,479,000
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes
3.700%	03/15/28	400	386,000
Sr. Unsec’d. Notes, 144A
5.375%	07/15/27	300	302,406
5.500%	08/31/26	275	277,063
5.500%	04/01/28	1,125	1,135,147
5.625%	09/30/31	410	415,248
6.000%	02/01/33	945	965,469
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27	1,350	1,344,006
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Leisure Time (cont’d.)
Sr. Unsec’d. Notes, 144A
9.125%	07/15/31	1,125	$1,226,700
Viking Ocean Cruises Ship VII Ltd.,
Sr. Sec’d. Notes, 144A
5.625%	02/15/29(a)	850	845,427
Vista Outdoor, Inc.,
Gtd. Notes, 144A
4.500%	03/15/29	75	74,503
VOC Escrow Ltd.,
Sr. Sec’d. Notes, 144A
5.000%	02/15/28	1,000	986,250
			22,342,911
Lodging — 1.8%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31	1,000	954,332
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A
3.625%	02/15/32	850	767,787
4.000%	05/01/31(a)	75	70,128
5.875%	04/01/29	480	492,373
MGM Resorts International,
Gtd. Notes
4.625%	09/01/26	425	421,703
4.750%	10/15/28(a)	2,000	1,959,942
5.500%	04/15/27	600	601,833
5.750%	06/15/25	25	25,118
6.125%	09/15/29	450	455,784
6.500%	04/15/32(a)	1,680	1,710,320
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.,
Sr. Sec’d. Notes, 144A
5.875%	05/15/25	650	648,614
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
Gtd. Notes, 144A
5.250%	05/15/27	450	450,126
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.625%	08/26/28	1,575	1,529,797
			10,087,857
Machinery-Construction & Mining — 0.1%
Terex Corp.,
Gtd. Notes, 144A
5.000%	05/15/29	600	585,348
Sr. Unsec’d. Notes, 144A
6.250%	10/15/32	270	270,000
			855,348
Machinery-Diversified — 0.6%
Chart Industries, Inc.,
Gtd. Notes, 144A
9.500%	01/01/31(a)	420	458,055
Sr. Sec’d. Notes, 144A
7.500%	01/01/30	725	764,425

A8

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
GrafTech Finance, Inc.,
Sr. Sec’d. Notes, 144A (original cost $925,438; purchased 12/08/20 - 06/26/24)(f)
4.625%	12/15/28	1,100	$736,290
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28	1,030	1,092,249
TK Elevator US Newco, Inc. (Germany),
Sr. Sec’d. Notes, 144A
5.250%	07/15/27	224	221,023
			3,272,042
Media — 4.5%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32	1,290	1,114,979
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30	400	367,496
5.000%	02/01/28	1,480	1,440,096
5.125%	05/01/27	825	811,462
5.375%	06/01/29	25	24,080
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31	1,190	846,247
4.125%	12/01/30	575	419,085
5.375%	02/01/28	890	749,274
5.500%	04/15/27	475	416,879
6.500%	02/01/29	400	330,908
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30	1,875	951,382
5.000%	11/15/31	310	152,654
5.750%	01/15/30	2,325	1,203,196
7.500%	04/01/28	200	133,366
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $5,052,669; purchased 07/18/19 - 06/03/22)(f)
6.625%	08/15/27(d)	6,605	85,079
Sec’d. Notes, 144A (original cost $2,812,977; purchased 07/18/19 - 08/30/22)(f)
5.375%	08/15/26(d)	6,440	75,492
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29	1,965	1,317,370
7.375%	07/01/28	950	709,878
7.750%	07/01/26	4,150	3,599,532
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27	1,400	1,468,281
News Corp.,
Sr. Unsec’d. Notes, 144A
3.875%	05/15/29(a)	250	236,440
Nexstar Media, Inc.,
Gtd. Notes, 144A
5.625%	07/15/27	230	227,860
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Radiate Holdco LLC/Radiate Finance, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	09/15/26	505	$430,955
Sr. Unsec’d. Notes, 144A
6.500%	09/15/28	2,640	1,737,415
Sinclair Television Group, Inc.,
Gtd. Notes, 144A
5.125%	02/15/27	1,095	954,399
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
4.500%	05/01/29	720	643,193
6.625%	06/01/27	1,525	1,529,639
8.000%	08/15/28	1,080	1,104,535
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.500%	08/15/30	800	708,952
5.500%	05/15/29(a)	500	477,890
VZ Secured Financing BV (Netherlands),
Sr. Sec’d. Notes, 144A
5.000%	01/15/32	1,000	918,330
			25,186,344
Metal Fabricate/Hardware — 0.1%
Roller Bearing Co. of America, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	10/15/29	475	456,248
Mining — 1.7%
Arsenal AIC Parent LLC,
Sr. Sec’d. Notes, 144A
8.000%	10/01/30	250	268,332
Unsec’d. Notes, 144A
11.500%	10/01/31	535	604,706
Eldorado Gold Corp. (Turkey),
Sr. Unsec’d. Notes, 144A
6.250%	09/01/29(a)	1,030	1,022,759
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
6.875%	10/15/27	850	836,086
8.625%	06/01/31(a)	625	625,781
Sec’d. Notes, 144A
9.375%	03/01/29	280	296,800
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28	845	862,094
Hudbay Minerals, Inc. (Canada),
Gtd. Notes, 144A
4.500%	04/01/26	660	651,750
6.125%	04/01/29	1,270	1,284,097
New Gold, Inc. (Canada),
Gtd. Notes, 144A
7.500%	07/15/27	1,375	1,400,781
Novelis Corp.,
Gtd. Notes, 144A
3.875%	08/15/31	625	571,384
4.750%	01/30/30	950	919,797

A9

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining (cont’d.)
Taseko Mines Ltd. (Canada),
Sr. Sec’d. Notes, 144A
8.250%	05/01/30	310	$325,323
			9,669,690
Miscellaneous Manufacturing — 0.3%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	425	424,009
Sr. Unsec’d. Notes, 144A
4.625%	05/15/30	570	545,205
Trinity Industries, Inc.,
Gtd. Notes, 144A
7.750%	07/15/28	710	745,272
			1,714,486
Office/Business Equipment — 0.0%
Zebra Technologies Corp.,
Gtd. Notes, 144A
6.500%	06/01/32	215	224,619
Oil & Gas — 6.2%
Aethon United BR LP/Aethon United Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.500%	10/01/29	410	415,612
8.250%	02/15/26	500	506,086
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.,
Gtd. Notes
7.875%	12/15/24(d)	5,200	520
Antero Resources Corp.,
Gtd. Notes, 144A
7.625%	02/01/29	128	132,003
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26(a)	1,150	1,150,475
9.000%	11/01/27	776	930,473
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28(a)	957	980,021
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.500%	02/01/26	300	299,632
5.875%	02/01/29	1,050	1,055,533
6.750%	04/15/29	175	178,332
CITGO Petroleum Corp.,
Sr. Sec’d. Notes, 144A
7.000%	06/15/25	1,525	1,525,020
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28	800	836,069
8.625%	11/01/30	500	530,101
CNX Resources Corp.,
Gtd. Notes, 144A
7.250%	03/01/32	355	372,464
Comstock Resources, Inc.,
Gtd. Notes, 144A
5.875%	01/15/30	525	490,973
6.750%	03/01/29	825	806,452
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.375%	01/15/33	360	$353,877
7.625%	04/01/32	335	335,992
9.250%	02/15/28	880	918,942
CrownRock LP/CrownRock Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.000%	05/01/29(a)	131	132,534
Diamond Foreign Asset Co./Diamond Finance LLC,
Sec’d. Notes, 144A
8.500%	10/01/30	275	287,422
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29	275	267,744
6.000%	04/15/30	1,315	1,281,261
6.000%	02/01/31	900	874,134
6.250%	11/01/28	1,310	1,308,660
6.250%	04/15/32	435	423,587
8.375%	11/01/33(a)	240	258,667
Kraken Oil & Gas Partners LLC,
Sr. Unsec’d. Notes, 144A
7.625%	08/15/29	180	179,785
Matador Resources Co.,
Gtd. Notes, 144A
6.500%	04/15/32	585	583,803
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
5.875%	02/01/29(a)	510	497,372
Nabors Industries Ltd.,
Gtd. Notes, 144A
7.500%	01/15/28	880	825,000
Nabors Industries, Inc.,
Gtd. Notes, 144A
7.375%	05/15/27	250	250,597
8.875%	08/15/31	520	494,608
9.125%	01/31/30	1,375	1,418,126
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)
10.342%(c)	09/30/29	162	159,730
Noble Finance II LLC,
Gtd. Notes, 144A
8.000%	04/15/30(a)	605	624,277
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
7.875%	09/15/31	100	116,011
Parkland Corp. (Canada),
Gtd. Notes, 144A
4.500%	10/01/29(a)	975	923,062
4.625%	05/01/30(a)	1,275	1,203,294
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32(a)	235	238,556
Permian Resources Operating LLC,
Gtd. Notes, 144A
6.250%	02/01/33	345	350,519
7.000%	01/15/32	605	629,054

A10

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
8.000%	04/15/27	275	$283,131
Precision Drilling Corp. (Canada),
Gtd. Notes, 144A
6.875%	01/15/29	900	894,834
7.125%	01/15/26	124	123,690
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	475	472,882
Gtd. Notes, 144A
4.750%	02/15/30	219	211,274
SM Energy Co.,
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29	320	321,263
7.000%	08/01/32	225	225,972
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)	1,625	1,554,561
5.375%	02/01/29	125	124,490
5.375%	03/15/30	1,470	1,465,191
Sunoco LP,
Gtd. Notes, 144A
7.000%	05/01/29	360	376,346
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes
4.500%	05/15/29(a)	375	360,201
4.500%	04/30/30	1,200	1,149,214
5.875%	03/15/28	175	175,952
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	197	196,342
8.250%	05/15/29	1,275	1,259,062
8.500%	05/15/31	70	69,300
Valaris Ltd.,
Sec’d. Notes, 144A
8.375%	04/30/30	300	308,184
Vital Energy, Inc.,
Gtd. Notes
9.750%	10/15/30	225	240,369
			34,958,638
Packaging & Containers — 1.9%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, 144A, Cash coupon 6.500% or PIK 7.250%
6.500%	06/30/27	1,307	292,656
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A
4.125%	08/15/26(a)	400	359,460
Graham Packaging Co., Inc.,
Gtd. Notes, 144A
7.125%	08/15/28	455	450,504
Graphic Packaging International LLC,
Gtd. Notes, 144A
3.500%	03/01/29	50	46,846
Intelligent Packaging Holdco Issuer LP (Canada),
Sr. Unsec’d. Notes, 144A, Cash coupon 9.000% or PIK 9.750%
9.000%	01/15/26	425	423,300
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada),
Sr. Sec’d. Notes, 144A
6.000%	09/15/28	1,270	$1,258,046
Iris Holding, Inc.,
Sr. Unsec’d. Notes, 144A
10.000%	12/15/28	675	588,630
LABL, Inc.,
Sr. Sec’d. Notes, 144A
5.875%	11/01/28	525	492,252
6.750%	07/15/26	190	189,892
8.625%	10/01/31	590	586,031
9.500%	11/01/28	225	232,354
Sr. Unsec’d. Notes, 144A
8.250%	11/01/29	530	479,430
10.500%	07/15/27	1,040	1,044,699
Mauser Packaging Solutions Holding Co.,
Sr. Sec’d. Notes, 144A
7.875%	04/15/27(a)	720	744,593
OI European Group BV,
Gtd. Notes, 144A
4.750%	02/15/30	225	212,063
Owens-Brockway Glass Container, Inc.,
Gtd. Notes, 144A
6.625%	05/13/27	170	170,859
7.250%	05/15/31	350	359,186
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28(a)	600	574,916
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	125	127,125
Trident TPI Holdings, Inc.,
Gtd. Notes, 144A
12.750%	12/31/28	1,520	1,686,873
TriMas Corp.,
Gtd. Notes, 144A
4.125%	04/15/29	325	311,125
			10,630,840
Pharmaceuticals — 2.6%
AdaptHealth LLC,
Gtd. Notes, 144A
4.625%	08/01/29	1,025	949,830
5.125%	03/01/30(a)	1,350	1,263,635
6.125%	08/01/28(a)	920	920,605
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	25	20,466
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28	1,550	1,007,500
5.000%	02/15/29	1,600	924,000
5.250%	01/30/30	750	420,000
5.250%	02/15/31	1,250	681,250
6.250%	02/15/29	6,510	3,987,375

A11

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
7.000%	01/15/28	250	$170,000
9.000%	12/15/25	500	478,750
Sr. Sec’d. Notes, 144A
4.875%	06/01/28	75	58,688
Jazz Securities DAC,
Sr. Sec’d. Notes, 144A
4.375%	01/15/29(a)	550	532,274
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	3,425	3,223,167
P&L Development LLC/PLD Finance Corp.,
Sr. Sec’d. Notes, 144A (original cost $157,000; purchased 09/15/23 - 11/01/23)(f)
7.750%	11/15/25	250	246,953
			14,884,493
Pipelines — 4.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	600	594,443
5.750%	01/15/28	1,825	1,827,266
6.625%	02/01/32	245	253,443
Blue Racer Midstream LLC/Blue Racer Finance Corp.,
Sr. Unsec’d. Notes, 144A
7.000%	07/15/29	120	124,814
7.250%	07/15/32	225	236,339
Cheniere Energy Partners LP,
Gtd. Notes
4.000%	03/01/31	900	852,911
Cheniere Energy, Inc.,
Sr. Unsec’d. Notes
4.625%	10/15/28	1,420	1,411,473
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.450%	11/03/36	200	215,724
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	625	639,273
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
5.500%	07/15/28	50	50,715
Sr. Unsec’d. Notes, 144A
6.000%	07/01/25	101	101,182
6.500%	07/01/27	790	813,441
7.500%	06/01/27	175	180,241
7.500%	06/01/30	435	477,876
Global Partners LP/GLP Finance Corp.,
Gtd. Notes
6.875%	01/15/29	400	401,318
7.000%	08/01/27	525	528,453
Gtd. Notes, 144A
8.250%	01/15/32	350	363,213
Howard Midstream Energy Partners LLC,
Sr. Unsec’d. Notes, 144A
7.375%	07/15/32	200	207,059
8.875%	07/15/28	225	238,737
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Northriver Midstream Finance LP (Canada),
Sr. Sec’d. Notes, 144A
6.750%	07/15/32	105	$108,153
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A
4.800%	05/15/30	495	466,440
6.875%	04/15/40	2,029	1,979,904
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
5.500%	01/15/28	1,600	1,549,362
6.000%	12/31/30	515	489,559
6.000%	09/01/31	275	260,518
Sr. Unsec’d. Notes, 144A
7.375%	02/15/29	395	399,363
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	840	793,824
4.125%	08/15/31	240	223,189
6.250%	01/15/30	275	288,234
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	1,315	1,332,922
Sr. Sec’d. Notes, 144A
7.000%	01/15/30	540	554,188
9.500%	02/01/29	2,150	2,417,216
9.875%	02/01/32	2,400	2,667,042
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	575	553,586
5.500%	08/15/48	300	278,178
			23,879,599
Real Estate — 1.1%
Five Point Operating Co. LP/Five Point Capital Corp.,
Gtd. Notes, 144A
10.500%(cc)	01/15/28(a)	1,424	1,458,342
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
7.750%	09/01/30	225	239,188
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29	1,125	1,050,051
4.375%	02/01/31	1,000	917,112
5.375%	08/01/28	895	882,033
Hunt Cos., Inc.,
Sr. Sec’d. Notes, 144A
5.250%	04/15/29	1,725	1,668,359
			6,215,085
Real Estate Investment Trusts (REITs) — 1.9%
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31	550	453,465
9.750%	06/15/25	54	53,991
Sr. Unsec’d. Notes
4.750%	02/15/28	2,325	2,104,125

A12

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	1,775	$1,297,813
5.000%	10/15/27(a)	250	223,691
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A
7.000%	02/01/30	335	347,668
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
4.500%	02/15/29	375	362,818
6.500%	04/01/32	505	522,068
Sabra Health Care LP,
Gtd. Notes
5.125%	08/15/26	300	301,960
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)	555	513,395
Starwood Property Trust, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	01/15/27	75	73,094
7.250%	04/01/29(a)	580	608,308
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC,
Sr. Sec’d. Notes, 144A
10.500%	02/15/28	1,250	1,334,314
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	01/15/28	1,175	1,159,315
4.625%	12/01/29	1,175	1,153,345
			10,509,370
Retail — 4.9%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sec’d. Notes, 144A
4.000%	10/15/30	2,865	2,632,219
Arko Corp.,
Gtd. Notes, 144A
5.125%	11/15/29(a)	1,000	928,546
BCPE Ulysses Intermediate, Inc.,
Sr. Unsec’d. Notes, 144A, Cash coupon 7.750% or PIK 8.500%
7.750%	04/01/27	225	222,612
Beacon Roofing Supply, Inc.,
Sr. Sec’d. Notes, 144A
6.500%	08/01/30(a)	125	129,482
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24	125	125,000
8.250%	07/15/30	1,000	1,074,956
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
12.000%	12/01/28	810	849,981
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
13.000%	06/01/30	2,144	2,331,268
Sr. Sec’d. Notes, 144A, PIK 14.000%
14.000%	06/01/31	903	1,063,689
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
Cougar JV Subsidiary LLC,
Sr. Unsec’d. Notes, 144A
8.000%	05/15/32	340	$359,550
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
12.000%	11/30/28	475	528,623
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Gtd. Notes, 144A
6.750%	01/15/30	2,800	2,604,632
Sr. Sec’d. Notes, 144A
4.625%	01/15/29	425	405,640
Foundation Building Materials, Inc.,
Gtd. Notes, 144A
6.000%	03/01/29	1,010	889,291
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	800	723,417
3.875%	10/01/31	500	437,039
LBM Acquisition LLC,
Gtd. Notes, 144A
6.250%	01/15/29	1,300	1,230,049
LCM Investments Holdings II LLC,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/29	1,775	1,705,229
8.250%	08/01/31	260	276,052
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29	925	863,532
Park River Holdings, Inc.,
Gtd. Notes, 144A
5.625%	02/01/29	1,620	1,383,970
Sr. Unsec’d. Notes, 144A
6.750%	08/01/29	225	194,202
Patrick Industries, Inc.,
Gtd. Notes, 144A
4.750%	05/01/29	300	285,174
7.500%	10/15/27	500	501,694
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)	1,485	1,526,071
Suburban Propane Partners LP/Suburban Energy Finance Corp.,
Sr. Unsec’d. Notes
5.875%	03/01/27	275	275,032
Sr. Unsec’d. Notes, 144A
5.000%	06/01/31	1,525	1,421,379
Superior Plus LP/Superior General Partner, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/29	1,200	1,137,276
White Cap Buyer LLC,
Sr. Unsec’d. Notes, 144A
6.875%	10/15/28	925	934,049
White Cap Parent LLC,
Sr. Unsec’d. Notes, 144A, Cash coupon 8.250% or PIK 9.000%
8.250%	03/15/26	210	210,187
			27,249,841

A13

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 0.4%
Clarivate Science Holdings Corp.,
Gtd. Notes, 144A
4.875%	07/01/29(a)	1,150	$1,106,727
SS&C Technologies, Inc.,
Gtd. Notes, 144A
5.500%	09/30/27	1,075	1,075,130
			2,181,857
Telecommunications — 6.3%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28	875	737,056
5.750%	08/15/29	2,625	2,100,000
9.625%	07/15/27	875	849,275
Connect Finco Sarl/Connect US Finco LLC (United Kingdom),
Sr. Sec’d. Notes, 144A
6.750%	10/01/26	350	349,860
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A (original cost $37; purchased 11/14/23 - 07/25/24)(f)
0.000%	12/31/30^	372	27,772
Sr. Sec’d. Notes, Series 3A14, 144A (original cost $8,949; purchased 11/14/23)(f)
0.000%	12/31/30^	4	3,910
Sr. Sec’d. Notes, Series 3B14, 144A (original cost $48; purchased 11/14/23)(f)
0.000%	12/31/30^	480	3,267
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL US (Jamaica),
Sr. Sec’d. Notes, Cash coupon 9.000% and PIK 1.500% (original cost $2,199,455; purchased 01/29/24 - 05/15/24)(f)
10.500%	05/25/27	2,369	2,384,006
Digicel MidCo Ltd./DIFL US II LLC (Jamaica),
Sr. Unsec’d. Notes, PIK 10.500% (original cost $695,060; purchased 01/30/24 - 05/15/24)(f)
10.500%	11/25/28	1,060	969,372
Frontier Communications Holdings LLC,
Sec’d. Notes
5.875%	11/01/29	5,700	5,661,250
Sec’d. Notes, 144A
6.000%	01/15/30	975	973,133
6.750%	05/01/29	500	503,629
Sr. Sec’d. Notes, 144A
5.000%	05/01/28	1,300	1,288,738
5.875%	10/15/27	1,275	1,280,119
8.750%	05/15/30	250	265,780
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26(a)	1,075	1,086,728
7.000%	10/15/28	925	937,783
8.500%	04/15/31	310	332,522
Intelsat Jackson Holdings SA (Luxembourg),
Sr. Sec’d. Notes, 144A
6.500%	03/15/30	2,255	2,159,162
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Level 3 Financing, Inc.,
Gtd. Notes, 144A
3.625%	01/15/29	450	$314,450
3.750%	07/15/29	475	324,855
4.250%	07/01/28	800	641,876
Sec’d. Notes, 144A
3.875%	10/15/30	400	295,460
4.000%	04/15/31	445	325,214
4.500%	04/01/30	710	555,978
4.875%	06/15/29	655	553,211
Sr. Sec’d. Notes, 144A
10.500%	05/15/30	540	585,232
10.750%	12/15/30	375	411,915
11.000%	11/15/29	2,823	3,129,484
Sable International Finance Ltd. (Chile),
Sr. Sec’d. Notes, 144A
7.125%	10/15/32	295	295,599
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28	430	469,303
8.750%	03/15/32	731	908,160
Sprint LLC,
Gtd. Notes
7.625%	02/15/25(a)	885	888,682
7.625%	03/01/26	500	516,125
Viasat, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	09/15/25	1,280	1,260,157
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
7.750%	08/15/28(a)	450	450,200
8.250%	10/01/31	425	432,858
Zegona Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.625%	07/15/29(a)	920	980,950
			35,253,071
Transportation — 0.5%
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31	1,525	1,604,169
RXO, Inc.,
Gtd. Notes, 144A
7.500%	11/15/27	585	603,489
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31(a)	125	131,005
7.125%	02/01/32	400	420,430
			2,759,093

Total Corporate Bonds (cost $496,057,324)			480,489,453

A14

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans — 4.5%
Advertising — 0.0%
Terrier Media Buyer, Inc.,
2021 Refinancing Term B Loan, 3 Month SOFR + 3.600%
8.204%(c)	12/17/26	120	$104,788
Auto Parts & Equipment — 0.2%
First Brands Group LLC,
Second Lien 2021 Term Loan, 3 Month SOFR + 8.762%
14.014%(c)	03/30/28^	860	812,700
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%
9.978%(c)	11/17/28	589	556,334
			1,369,034
Chemicals — 0.6%
Consolidated Energy Finance SA (Switzerland),
2024 Incremental Term Loan, 3 Month SOFR + 4.500%
9.557%(c)	11/15/30	1,169	1,096,055
Iris Holdings Ltd.,
Initial Term Loan, 3 Month SOFR + 4.850%
10.102%(c)	06/28/28	708	666,688
Venator Finance Sarl,
Initial First-Out Term Loan, 3 Month SOFR + 2.000%
7.286%(c)	12/31/25^	537	537,234
Term Loan, 3 Month SOFR + 10.000%
15.299%(c)	10/12/28	765	760,609
			3,060,586
Commercial Services — 0.0%
Fly Funding II Sarl (Luxembourg),
Term B Loan, 3 Month LIBOR + 1.750%
7.120%(c)	08/11/25	151	146,939
Computers — 0.1%
McAfee Corp.,
Tranche B-1 Term Loan, 1 Month SOFR + 3.250%
8.451%(c)	03/01/29	330	328,212
NCR Atleos Corp.,
Term A Loan, 3 Month SOFR + 3.350%
8.602%(c)	09/27/28^	240	239,544
			567,756
Electric — 0.0%
Heritage Power LLC,
Term Loan, 3 Month SOFR + 7.000%
11.604%(c)	07/20/28^	208	204,815
Electronics — 0.1%
Likewize Corp.,
Closing Date Term Loan, 3 Month SOFR + 5.750%
10.350%(c)	08/15/29	458	445,156
Holding Companies-Diversified — 0.0%
Clue OpCo LLC,
Term B Loan, 3 Month SOFR + 4.500%
9.752%(c)	12/19/30	232	230,108
Household Products/Wares — 0.1%
Kronos Acquisition Holdings, Inc. (Canada),
Initial Loan 2024, 3 Month SOFR + 4.000%
9.314%(c)	07/08/31	300	281,813
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Housewares — 0.1%
SWF Holdings I Corp.,
Initial Term Loan, 1 Month SOFR + 4.114%
8.960%(c)	10/06/28	770	$618,896
Insurance — 0.3%
Acrisure LLC,
2024 Refinancing Term Loan, 1 Month SOFR + 3.250%
8.211%(c)	11/06/30	299	296,033
Asurion LLC,
New B-4 Term Loan, 1 Month SOFR + 5.364%
10.210%(c)	01/20/29	865	797,693
New B-8 Term Loan, 1 Month SOFR + 3.364%
8.210%(c)	12/23/26	637	635,889
			1,729,615
Internet — 0.1%
Cablevision Lightpath LLC,
Initial Term Loan, 1 Month SOFR + 3.364%
8.461%(c)	11/30/27	384	383,131
Media — 1.4%
Altice Financing SA (Luxembourg),
2022 Dollar Loan, 3 Month SOFR + 5.000%
10.301%(c)	10/31/27	1,714	1,545,351
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
9.597%(c)	01/18/28	2,500	2,428,184
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24	925	1,106,731
First Lien Term Loan, 1 Month SOFR + 10.005%
15.301%(c)	05/25/26^	146	131,046
Second Lien Term Loan, 1 Month SOFR + 3.400%
8.175%(c)	08/24/26	2,226	23,927
Gray Television, Inc.,
Term F Loan, 1 Month SOFR + 5.250%
10.451%(c)	06/04/29	318	305,121
Radiate Holdco LLC,
Amendment No. 6 Term Loan, 1 Month SOFR + 3.364%
8.210%(c)	09/25/26	2,602	2,227,219
Univision Communications, Inc.,
2021 Replacement Term Loan, 1 Month SOFR + 3.364%
8.210%(c)	03/15/26	184	183,862
			7,951,441
Metal Fabricate/Hardware — 0.4%
Doncasters US Finance LLC (United Kingdom),
Initial Term Loan, 3 Month SOFR + 6.500%
11.104%(c)	04/23/30	1,965	1,945,474
Retail — 0.0%
Great Outdoors Group LLC,
Term B-2 Loan, 1 Month SOFR + 3.864%
8.710%(c)	03/06/28	232	231,431
Software — 0.5%
athenahealth, Inc.,
Initial Term Loan, 1 Month SOFR + 3.250%
8.095%(c)	02/15/29	199	197,397

A15

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Floating Rate and Other Loans (continued)
Software (cont’d.)
Cotiviti, Inc.,
Initial Floating Rate Term Loan, 1 Month SOFR + 3.250%
8.451%(c)	05/01/31	1,573	$1,569,115
Skillsoft Finance II, Inc.,
Initial Term Loan, 1 Month SOFR + 5.364%
10.219%(c)	07/14/28	1,146	931,713
			2,698,225
Telecommunications — 0.6%
Connect Finco Sarl (United Kingdom),
Amendment No. 4 Term Loan, 1 Month SOFR + 4.500%
9.345%(c)	09/27/29	1,270	1,189,484
Digicel International Finance Ltd. (Jamaica),
Initial Term Loan, 3 Month SOFR + 6.750%
12.002%(c)	05/25/27	102	100,658
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%
11.414%(c)	04/15/29	592	603,498
Term B-2, 1 Month SOFR + 6.560%
11.414%(c)	04/15/30	368	374,962
Xplornet Communications, Inc. (Canada),
First Lien Refinancing Term Loan
8.865%	10/02/28(d)	1,630	244,515
Initial Term Loan - Second Lien
12.596%	10/01/29(d)	735	8,575
Zegona Holdco Ltd.,
Facility B (USD), 6 Month SOFR + 4.250%
9.415%(c)	07/17/29^	775	755,625
			3,277,317

Total Floating Rate and Other Loans (cost $27,879,705)			25,246,525
Residential Mortgage-Backed Securities — 0.0%
Adjustable Rate Mortgage Trust,
Series 2005-07, Class 1A1
5.421%(cc)	10/25/35	4	2,771
Alternative Loan Trust,
Series 2005-43, Class 4A3
4.450%(cc)	10/25/35	2	1,253
Series 2006-HY13, Class 4A1
4.712%(cc)	02/25/37	1	1,063
Series 2006-OA09, Class 2A1A, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.210%)
5.285%(c)	07/20/46	2	1,521
American Home Mortgage Assets Trust,
Series 2006-04, Class 1A12, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.324%)
5.179%(c)	10/25/46	14	7,494
Banc of America Funding Trust,
Series 2006-B, Class 2A1
4.627%(cc)	03/20/36	2	2,005
Citigroup Mortgage Loan Trust,
Series 2007-10, Class 22AA
4.972%(cc)	09/25/37	6	4,890
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
HarborView Mortgage Loan Trust,
Series 2006-05, Class 2A1A, 1 Month SOFR + 0.474% (Cap N/A, Floor 0.360%)
5.439%(c)	07/19/46	4	$2,154
IndyMac INDX Mortgage Loan Trust,
Series 2006-AR12, Class A1, 1 Month SOFR + 0.494% (Cap N/A, Floor 0.380%)
5.349%(c)	09/25/46	3	2,420
JPMorgan Mortgage Trust,
Series 2007-S03, Class 1A96
6.000%	08/25/37	9	4,429
MASTR Adjustable Rate Mortgages Trust,
Series 2006-OA01, Class 1A1, 1 Month SOFR + 0.324% (Cap N/A, Floor 0.210%)
5.179%(c)	04/25/46	1	1,160
Residential Accredit Loans Trust,
Series 2006-QA02, Class 3A1
6.450%(cc)	02/25/36	7	5,711
Residential Asset Securitization Trust,
Series 2007-A05, Class 2A3
6.000%	05/25/37	2	1,314
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2007-HY01, Class 2A3
4.242%(cc)	02/25/37	1	1,191
Series 2007-HY01, Class 4A1
4.375%(cc)	02/25/37	2	1,806

Total Residential Mortgage-Backed Securities (cost $49,139)			41,182
U.S. Treasury Obligations — 4.9%
U.S. Treasury Notes
2.750%	04/30/27	1,854	1,815,906
3.875%	11/30/27(k)	5,000	5,043,750
4.125%	07/31/28(k)	10,000	10,196,094
4.250%	01/31/26	4,250	4,272,578
4.625%	06/30/26	6,000	6,092,344

Total U.S. Treasury Obligations (cost $27,004,827)			27,420,672

	Shares
Common Stocks — 1.9%
Chemicals — 0.6%
Cornerstone Chemical Co.*^	26,744	508,136
TPC Group, Inc.*^	49,934	1,897,492
Venator Materials PLC (original cost $3,574,374; purchased 06/29/17 - 10/19/23)*^(f)	2,264	1,132,000
		3,537,628
Electric Utilities — 0.1%
GenOn Energy Holdings, Inc. (Class A Stock)*^	11,836	355,080

A16

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
Keycon Power Holdings LLC (original cost $738,905; purchased 01/17/19 - 08/28/24)*^(f)	21,440	$2
		355,082
Gas Utilities — 0.4%
Ferrellgas Partners LP (Class B Stock)^	12,116	2,214,384
Oil, Gas & Consumable Fuels — 0.4%
Chesapeake Energy Corp.(a)	7,184	590,884
Heritage Power LLC*^	28,339	1,360,272
Heritage Power LLC*^	1,246	59,808
Heritage Power LLC*^	32,615	16,308
		2,027,272
Wireless Telecommunication Services — 0.4%
Digicel International Finance Ltd. (Jamaica) (original cost $320,265; purchased 01/29/24 - 02/08/24)*^(f)	264,007	662,658
Intelsat Emergence SA (Luxembourg)*	52,851	1,671,439
		2,334,097

Total Common Stocks (cost $8,385,251)		10,468,463
Preferred Stocks — 0.5%
Electronic Equipment, Instruments & Components — 0.5%
Ferrellgas Escrow LLC, 8.956%, Maturing 03/30/31^	2,850	2,850,000
Wireless Telecommunication Services — 0.0%
Digicel International Finance Ltd. (Jamaica) (original cost $169,110; purchased 01/26/24 - 01/29/24)*^(f)	28,035	302,870

Total Preferred Stocks (cost $2,933,610)		3,152,870

Total Long-Term Investments (cost $567,239,695)		551,830,884
Short-Term Investments — 10.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	5,762,834	5,762,834
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $54,286,367; includes $53,984,738 of cash collateral for securities on loan)(b)(wb)	54,356,697	54,334,955

Total Short-Term Investments (cost $60,049,201)		60,097,789

TOTAL INVESTMENTS—109.1% (cost $627,288,896)		611,928,673

Liabilities in excess of other assets(z) — (9.1)%		(51,130,838)

Net Assets — 100.0%		$560,797,835

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
USD	US Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC	Barclays Bank PLC
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
DIP	Debtor-In-Possession
GSI	Goldman Sachs International
iBoxx	Bond Market Indices
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
T	Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $14,547,263 and 2.6% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $53,036,426; cash collateral of $53,984,738 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $20,136,256. The aggregate value of $8,865,800 is 1.6% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

A17

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded corporate bond commitment outstanding at September 30, 2024:
Issuer	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
New Generation Gas Gathering LLC, Sr. Sec’d. Notes, 144A, —%(p), Maturity Date 09/30/29 (cost $431,269)	438	$431,269	$—	$—
Unfunded loan commitments outstanding at September 30, 2024:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Doncasters US Finance LLC, Delayed Draw Term Loan, 1.500%, Maturity Date 04/23/30 (cost $195,402)	198	$196,019	$617	$—
Likewize Corp., Delayed Draw Term Loan, 1.000%, Maturity Date 08/15/29 (cost $41,667)	42	40,469	—	(1,198)
		$236,488	$617	$(1,198)
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
105	2 Year U.S. Treasury Notes	Dec. 2024	$21,865,430	$59,596
65	5 Year U.S. Treasury Notes	Dec. 2024	7,142,383	2,247
179	10 Year U.S. Treasury Notes	Dec. 2024	20,456,344	7,233
25	20 Year U.S. Treasury Bonds	Dec. 2024	3,104,688	(8,161)
17	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	2,262,594	(13,332)
				$47,583
Credit default swap agreement outstanding at September 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.42.V1	06/20/29	5.000%(Q)	13,445	3.057%	$810,903	$1,062,987	$252,084
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the
A18

PSF PGIM HIGH YIELD BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at September 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.960%	MSI	12/20/24	1,260	$69,912	$—	$69,912
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.960%	BARC	03/20/25	2,180	89,942	—	89,942
iBoxx US Dollar Liquid High Yield Index(T)	1 Day SOFR(Q)/ 4.960%	MSI	03/20/25	3,400	74,049	—	74,049
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.960%	MSI	12/20/24	(8,120)	(151,147)	—	(151,147)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.960%	GSI	12/20/24	(6,250)	(19,603)	—	(19,603)
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 4.960%	GSI	12/20/24	(2,330)	(132,350)	—	(132,350)
					$(69,197)	$—	$(69,197)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A19